UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen Nasdaq 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.7%

	COMMON STOCKS – 95.6%

	Aerospace & Defense – 0.8%

14,654	Boeing Company	$1,918,941
14,106	Honeywell International Inc.	1,335,697
2,019	Precision Castparts Corporation	463,784
24,142	United Technologies Corporation	2,148,397
	Total Aerospace & Defense	5,866,819

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	398,537

	Airlines – 0.3%

12,008	Delta Air Lines, Inc.	538,799
6,915	Ryanair Holdings PLC, Sponsored ADR	541,445
26,363	Southwest Airlines Co.	1,002,849
	Total Airlines	2,083,093

	Auto Components – 0.1%

10,102	American Axle and Manufacturing Holdings Inc.	201,434
21,986	Gentex Corporation	340,783
4,227	Lear Corporation	459,813
	Total Auto Components	1,002,030

	Automobiles – 0.2%

49,165	Ford Motor Company	667,169
14,597	Harley-Davidson, Inc.	801,375
	Total Automobiles	1,468,544

	Beverages – 0.9%

4,447	Brown-Forman Corporation	430,914
36,625	Coca-Cola Company	1,469,395
15,729	Monster Beverage Corporation, (2)	2,125,617
24,602	PepsiCo, Inc.	2,319,969
	Total Beverages	6,345,895

	Biotechnology – 10.2%

34,891	AbbVie Inc.	1,898,419
10,000	Agios Pharmaceutical Inc., (2)	705,900
4,121	Alkermes PLC, (2)	241,779
120,000	Amgen Inc., (3)	16,598,400
9,126	Baxalta Inc.	287,560
167,710	Celgene Corporation, (2), (3)	18,141,191
220,000	Gilead Sciences, Inc., (3)	21,601,800
6,049	Immunogen, Inc., (2)	58,070
9,571	Incyte Pharmaceuticals Inc.,	1,055,968
10,136	ISIS Pharmaceuticals, Inc., (2)	409,697
12,904	Myriad Genentics Inc., (2)	483,642
15,000	Regeneron Pharmaceuticals, Inc., (2)	6,977,100
12,177	Seattle Genetics, Inc., (2)	469,545
6,117	United Therapeutics Corporation, (2)	802,795
	Total Biotechnology	69,731,866

	Capital Markets – 0.6%

62,652	Charles Schwab Corporation	1,789,341
1,581	Goldman Sachs Group, Inc.	274,715

Nuveen Investments	1

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

24,475	Morgan Stanley	$770,963
11,627	SEI Investments Company	560,770
5,883	T. Rowe Price Group Inc.	408,869
13,816	Waddell & Reed Financial, Inc., Class A	480,382
	Total Capital Markets	4,285,040

	Chemicals – 0.7%

2,138	Air Products & Chemicals Inc.	272,766
4,865	CF Industries Holdings, Inc.	218,439
4,408	Chemours Company	28,520
18,504	Dow Chemical Company	784,570
22,041	E.I. Du Pont de Nemours and Company	1,062,376
5,970	Ecolab Inc.	655,028
7,810	Methanex Corporation	258,980
10,514	Monsanto Company	897,265
3,448	Praxair, Inc.	351,213
	Total Chemicals	4,529,157

	Commercial Services & Supplies – 0.3%

3,842	Cintas Corporation	329,452
5,162	Copart Inc., (2)	169,830
7,605	KAR Auction Services Inc.	269,978
15,000	Tetra Tech, Inc.	364,650
4,788	Waste Connections Inc.	232,601
9,417	Waste Management, Inc.	469,061
	Total Commercial Services & Supplies	1,835,572

	Communications Equipment – 5.4%

845,311	Cisco Systems, Inc. (3)	22,189,414
21,858	Ericsson, Sponsored ADR	213,771
273,466	QUALCOMM, Inc. (3)	14,693,328
	Total Communications Equipment	37,096,513

	Consumer Finance – 0.2%

8,310	American Express Company	616,020
6,671	Capital One Financial Corporation	483,781
27,215	Navient Corporation	305,897
27,215	SLM Corporation, (2)	201,391
	Total Consumer Finance	1,607,089

	Containers & Packaging – 0.2%

17,353	Packaging Corp. of America	1,043,956
4,824	Sonoco Products Company	182,058
	Total Containers & Packaging	1,226,014

	Distributors – 0.2%

3,449	Genuine Parts Company	285,888
40,470	LKQ Corporation, (2)	1,147,729
	Total Distributors	1,433,617

	Diversified Consumer Services – 0.1%

21,475	Service Corporation International	581,973

	Diversified Financial Services – 0.4%

3,641	Berkshire Hathaway Inc., Class B, (2)	474,786
14,599	CME Group, Inc.	1,353,911
9,902	Moody’s Corporation	972,376
	Total Diversified Financial Services	2,801,073

2	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 0.2%

48,358	Great Plains Energy Incorporated	$1,306,633
10,842	OGE Energy Corp.	296,637
	Total Electric Utilities	1,603,270

	Electrical Equipment – 0.4%

23,934	Eaton Corporation PLC	1,227,814
8,327	Hubbell Incorporated, Class B	707,379
9,416	Rockwell Automation, Inc.	955,442
	Total Electrical Equipment	2,890,635

	Electronic Equipment, Instruments & Components – 0.3%

12,148	Amphenol Corporation, Class A, (3)	619,062
3,675	Arrow Electronics, Inc., (2)	203,154
5,960	Avnet Inc.	254,373
30,310	Corning Incorporated	518,907
7,692	Keysight Technologies, Inc., (2)	237,221
13,756	National Instruments Corporation	382,279
	Total Electronic Equipment, Instruments & Components	2,214,996

	Energy Equipment & Services – 0.4%

20,122	Cooper Cameron Corporation, (2)	1,233,881
7,838	Diamond Offshore Drilling, Inc.	135,597
15,853	Schlumberger Limited	1,093,381
	Total Energy Equipment & Services	2,462,859

	Food & Staples Retailing – 1.9%

2,453	Casey’s General Stores, Inc.	252,463
29,337	CVS Health Corporation, (3)	2,830,434
55,616	Kroger Co.	2,006,069
80,000	Walgreens Boots Alliance Inc.	6,648,000
19,233	Wal-Mart Stores, Inc.	1,247,068
	Total Food & Staples Retailing	12,984,034

	Food Products – 0.1%

10,080	Archer-Daniels-Midland Company	417,816

	Gas Utilities – 0.2%

18,047	AGL Resources Inc.	1,101,589

	Health Care Equipment & Supplies – 0.8%

31,753	Abbott Laboratories	1,277,106
9,126	Baxter International, Inc.	299,789
3,650	Becton, Dickinson and Company, (3)	484,209
1,655	C. R. Bard, Inc.	308,343
12,334	Hill-Rom Holdings Inc.	641,245
12,792	Saint Jude Medical Inc.	807,047
3,714	Stryker Corporation	349,487
11,178	Zimmer Holdings, Inc.	1,049,950
	Total Health Care Equipment & Supplies	5,217,176

	Health Care Providers & Services – 2.6%

7,890	AmerisourceBergen Corporation	749,471
7,690	Anthem Inc.	1,076,600
13,759	Brookdale Senior Living Inc., (2)	315,907
20,971	Cardinal Health, Inc.	1,610,992
115,949	Express Scripts Holding Company, (2), (3)	9,387,231
7,293	McKesson HBOC Inc., (3)	1,349,424
12,175	Tenet Healthcare Corporation, (2)	449,501
14,614	UnitedHealth Group Incorporated	1,695,370
7,946	Universal Health Services, Inc., Class B	991,740
	Total Health Care Providers & Services	17,626,236

Nuveen Investments	3

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 0.0%

13,136	Quality Systems Inc.	$163,937

	Hotels, Restaurants & Leisure – 0.7%

20,714	Carnival Corporation	1,029,486
22,319	McDonald’s Corporation	2,199,091
1,773	Panera Bread Company, (2)	342,916
1,769	Restaurant Brands International Inc.	63,542
84,855	The Wendy’s Company	733,996
13,593	Wynn Resorts Ltd, (3)	722,060
	Total Hotels, Restaurants & Leisure	5,091,091

	Household Durables – 0.4%

41,536	KB Home	562,813
36,936	Newell Rubbermaid Inc.	1,466,729
7,376	Whirlpool Corporation	1,086,190
	Total Household Durables	3,115,732

	Household Products – 0.1%

5,000	Spectrum Brands Inc.	457,550.00

	Industrial Conglomerates – 0.7%

8,803	3M Co.	1,248,001
16,011	Danaher Corporation	1,364,297
82,528	General Electric Company	2,081,356
	Total Industrial Conglomerates	4,693,654

	Insurance – 0.6%

12,439	American International Group, Inc.	706,784
5,268	CNA Financial Corporation	184,011
29,248	FNF Group	1,037,427
9,224	Prudential Financial, Inc.	702,961
12,000	Torchmark Corporation	676,800
9,130	Travelers Companies, Inc.	908,709
	Total Insurance	4,216,692

	Internet & Catalog Retail – 7.5%

75,621	Amazon.com, Inc., (2), (3)	38,709,634
11,995	HSN, Inc.	686,594
9,963	Priceline Group, Inc. (The), (2)	12,322,836
	Total Internet & Catalog Retail	51,719,064

	Internet Software & Services – 15.5%

19,016	Akamai Technologies, Inc., (2)	1,313,245
45,473	Baidu Inc., Sponsored ADR, (2), (3)	6,248,445
220,000	eBay Inc., (2), (3)	5,376,800
325,000	Facebook Inc., Class A Shares, (2)	29,217,500
44,044	Google Inc., Class A, (3)	28,116,368
52,142	Google Inc., Class C Shares, (3)	31,724,236
17,621	IAC/InterActiveCorp	1,150,123
4,807	J2 Global Inc.	340,576
7,516	Netease.com, Inc., ADR	902,822
5,270	WebMD Health Corporation, Class A, (2)	209,957
71,023	Yahoo! Inc.,	2,053,275
	Total Internet Software & Services	106,653,347

	IT Services – 2.5%

479	Alliance Data Systems Corporation, (2)	124,051
10,704	Computer Sciences Corporation	657,012
12,966	Fidelity National Information Services, Inc.	869,759
19,208	Genpact Limited, (2)	453,501

4	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

8,158	Global Payments Inc.	$935,967
19,648	Henry Jack and Associates Inc.	1,367,697
29,448	Infosys Technologies Limited, Sponsored ADR	562,162
15,639	International Business Machines Corporation	2,267,186
5,008	Leidos Holdings Inc.	206,880
14,732	MasterCard, Inc.	1,327,648
31,483	Paychex, Inc.	1,499,535
220,000	PayPal Holdings, Inc., (2)	6,828,800
8,580	Total System Services Inc.	389,789
	Total IT Services	17,489,987

	Life Sciences Tools & Services – 0.5%

15,384	Agilent Technologies, Inc.	528,133
20,567	Bio-Techne Corporation	1,901,625
4,788	Charles River Laboratories International, Inc., (2)	304,134
14,460	ICON plc, (2)	1,026,226
	Total Life Sciences Tools & Services	3,760,118

	Machinery – 0.5%

9,726	Caterpillar Inc.	635,691
6,217	Deere & Company	460,058
19,465	Graco Inc.	1,304,739
2,000	Joy Global Inc.	29,860
7,181	Makita Corporation, Sponsored ADR, (4)	379,541
3,641	Nordson Corporation	229,165
11,888	SPX Corporation	141,705
11,888	SPX Flow Inc., (2)	409,304
2,114	WABCO Holdings Inc.	221,611
	Total Machinery	3,811,674

	Media – 4.3%

19,288	CBS Corporation, Class B	769,591
300,000	Comcast Corporation, Class A, (3)	17,064,000
14,000	Discovery Communications Inc., Class A Shares, (2)	364,420
14,000	Discovery Communications Inc., Class C Shares, (2)	340,060
51,332	News Corporation, Class A Shares	647,810
12,888	News Corporation Class B Shares	165,224
20,124	Omnicom Group, Inc.	1,326,172
5,242	Time Warner Cable, Class A	940,258
21,163	Time Warner Inc.	1,454,956
205,331	Twenty First Century Fox Inc., Class A Shares	5,539,830
6,836	WPP Group PLC, Sponsored ADR	711,149
	Total Media	29,323,470

	Multiline Retail – 0.2%

2,698	Dollar Tree, Inc	179,849
4,511	Kohl’s Corporation	208,904
10,757	Macy’s, Inc.	552,049
2,818	Nordstrom, Inc.	202,079
	Total Multiline Retail	1,142,881

	Multi-Utilities – 0.1%

7,374	WEC Energy Group, Inc.	385,070

	Oil, Gas & Consumable Fuels – 0.3%

9,342	Cabot Oil & Gas Corporation	204,216
22,649	Phillips 66	1,740,349
	Total Oil, Gas & Consumable Fuels	1,944,565

	Paper & Forest Products – 0.1%

10,899	International Paper Company	411,873

Nuveen Investments	5

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 1.5%
14,808	Allergan PLC, (2)	$4,024,962
6,117	Eli Lilly and Company	511,932
8,946	Endo International PLC, (2)	619,779
36,144	Merck & Company Inc.	1,785,152
73,196	Pfizer Inc.	2,299,086
6,009	Shire plc, ADR	1,233,227
	Total Pharmaceuticals	10,474,138

10,474,138	Professional Services – 0.6%

6,314	Equifax Inc.	613,595
2,798	IHS Inc., (2)	324,568
11,461	Manpowergroup Inc.	938,541
19,598	Robert Half International Inc.	1,002,634
15,000	Verisk Analytics Inc, Class A Shares, (2)	1,108,650
	Total Professional Services	3,987,988

	Real Estate Investment Trust – 0.5%

18,413	Apartment Investment & Management Company, Class A	681,649
3,008	Care Capital Properties, Inc.	99,053
9,319	Crown Castle International Corporation	734,990
28,958	CubeSmart	787,947
17,523	Senior Housing Properties Trust	283,873
12,035	Ventas Inc.	674,682
	Total Real Estate Investment Trust	3,262,194

	Road & Rail – 0.3%

23,916	CSX Corporation	643,340
19,779	Heartland Express, Inc.	394,393
4,374	J.B. Hunt Transports Serives Inc.	312,304
9,051	Landstar System	574,467
8,819	Werner Enterprises, Inc.	221,357
	Total Road & Rail	2,145,861

	Semiconductors & Semiconductor Equipment – 5.9%

40,773	Altera Corporation	2,041,912
33,698	Analog Devices, Inc., (3)	1,900,904
47,386	Atmel Corporation	382,405
28,948	Fairchild Semiconductor International Inc., Class A, (2)	406,430
17,789	Integrated Device Technology, Inc., (2)	361,117
776,244	Intel Corporation, (3)	23,395,994
14,136	Intersil Corporation, Class A	165,391
13,210	Lam Research Corporation	863,009
45,919	Linear Technology Corporation	1,852,832
156,609	Micron Technology, Inc., (2), (3)	2,346,003
8,107	Microsemi Corporation, (2)	266,072
78,000	NVIDIA Corporation	1,922,700
40,000	NXP Semiconductors NV, (2)	3,482,800
27,886	ON Semiconductor Corporation, (2)	262,128
5,933	Power Integrations Inc.	250,195
10,146	Silicon Laboratories Inc., (2)	421,465
44,749	Siliconware Precision Industries Company Limited, Sponsored ADR	281,247
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	57,561
7,657	Tessera Technologies Inc.	248,163
	Total Semiconductors & Semiconductor Equipment	40,908,328

	Software – 8.9%

61,118	Activision Blizzard Inc.	1,887,935
7,378	Ansys Inc., (2)	650,297
30,000	Autodesk, Inc., (2)	1,324,200
51,724	Cadence Design Systems, Inc., (2)	1,069,652

6	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

11,986	CDK Global Inc.	$572,691
1,160,000	Microsoft Corporation, (3)	51,341,600
1,584	Microstrategy Inc., (2)	311,208
11,112	Open Text Corporation	497,262
49,954	Oracle Corporation	1,804,338
12,402	Parametric Technology Corporation, (2)	393,640
5,477	Red Hat, Inc., (2)	393,687
25,778	Synopsys Inc., (2), (3)	1,190,428
	Total Software	61,436,938

	Specialty Retail – 1.2%

4,472	Advance Auto Parts, Inc.	847,578
18,980	Ascena Retail Group Inc., (2)	264,012
1,202	AutoZone, Inc., (2)	870,044
4,581	CarMax, Inc., (2)	271,745
3,340	Dick’s Sporting Goods Inc.	165,697
24,643	Gap, Inc.	702,326
16,432	L Brands Inc.	1,481,016
9,254	Rent-A-Center Inc.	224,410
5,585	Signet Jewelers Limited	760,286
5,134	Tiffany & Co.	396,447
24,566	TJX Companies, Inc.	1,754,504
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	410,825
2,384	Williams-Sonoma Inc.	182,018
	Total Specialty Retail	8,330,908

	Technology, Hardware, Storage & Peripherals – 14.1%

855,000	Apple, Inc., (3)	94,306,500
36,925	EMC Corporation	892,108
19,045	HP Inc.	487,742
24,822	SanDisk Corporation	1,348,579
	Total Technology, Hardware, Storage & Peripherals	97,034,929

	Textiles, Apparel & Luxury Goods – 0.2%

13,384	Coach, Inc.	387,200
2,496	PVH Corporation	254,442
5,000	Under Armour, Inc., (2)	483,900
	Total Textiles, Apparel & Luxury Goods	1,125,542

	Tobacco – 0.4%

20,575	Altria Group, Inc.	1,119,280
18,760	Philip Morris International Inc.	1,488,231
	Total Tobacco	2,607,511

	Trading Companies & Distributors – 0.0%

4,640	MSC Industrial Direct Inc., Class A	283,179

	Wireless Telecommunication Services – 0.3%

12,000	SBA Communications Corporation, (2)	1,256,880
19,244	Telephone and Data Systems Inc.	480,330
13,012	United States Cellular Corporation, (2)	461,015
	Total Wireless Telecommunication Services	2,198,225
	Total Common Stocks (cost $324,844,006)	656,987,889

Nuveen Investments	7

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1), (5)			Value

	EXCHANGE-TRADED FUNDS – 5.1%

325,715	PowerShares QQQ Trust, Series 1, (3)			$33,144,759
10,000	SPDR® S&P 500® ETF			1,916,300
	Total Exchange-Traded Funds (cost $36,040,347)			35,061,059
	Total Long-Term Investments (cost $360,884,353)			692,048,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$7050	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $7,049,782, collateralized by $6,875,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $7,192,969	0.000%	10/01/15	$7,049,782
	Total Short-Term Investments (cost $7,049,782)			7,049,782
	Total Investments (cost $367,934,135) – 101.7%			699,098,730
	Other Assets Less Liabilities – (1.7)% (6)			(11,510,992)
	Net Assets – 100%			$687,587,738

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Exchange-Traded/ Over-the-Counter	Counterparty	Notional Amount		Expiration Date	Strike Price	Value
(325)	CBOE SPX Volatility Index	Exchange-Traded	—	$(812,500	) (7)	10/21/15	$25.0000	$(56,062)
(325)	CBOE SPX Volatility Index	Exchange-Traded	—	(975,000	) (7)	10/21/15	30.0000	(27,625)
(100,623)	Custom Basket1*	Over-the-Counter	BNP Paribas	(10,062,300	) (8)	10/15/15	103.0000	(43,660)
(165)	NASDAQ 100® Index	Exchange-Traded	—	(72,187,500	) (7)	10/16/15	4,375.0000	(188,925)
(200)	NASDAQ 100® Index	Exchange-Traded	—	(88,000,000	) (7)	10/16/15	4,400.0000	(155,000)
(80)	NASDAQ 100® Index	Exchange-Traded	—	(34,800,000	) (7)	11/20/15	4,350.0000	(400,800)
(275)	NASDAQ 100® Index	Exchange-Traded	—	(121,000,000	) (7)	11/20/15	4,400.0000	(1,221,000)
(145)	Russell 2000® Index	Exchange-Traded	—	(16,965,000	) (7)	11/20/15	1,170.0000	(110,925)
(145)	Russell 2000® Index	Exchange-Traded	—	(16,675,000	) (7)	11/20/15	1,150.0000	(193,575)
(145)	Russell 2000® Index	Exchange-Traded	—	(16,820,000	) (7)	11/20/15	1,160.0000	(149,350)
(120)	S&P 400® Midcap Index	Over-the-Counter	Deutsche Bank	(17,400,000	) (7)	10/14/15	1,450.0000	(11,144)
(360)	S&P 500® Index	Exchange-Traded	—	(71,100,000	) (7)	10/16/15	1,975.0000	(322,200)
(180)	S&P 500® Index	Exchange-Traded	—	(35,640,000	) (7)	10/16/15	1,980.0000	(120,600)
(103,088)	Total Options Written (premium received $4,765,241)			$(502,437,300)				$(3,000,866)
*	The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of September 30, 2015.

Shares	Description	Value
15,250	Anadarko Petroleum Corporation	$(4,350)
8,750	Apple, Inc.	(4,416)
13,250	Chevron Corporation	(4,438)
21,000	Conocophillips	(4,309)
13,000	EOG Resources, Inc.	(4,348)
13,750	Exxon Mobil Corporation	(4,348)
73,000	Ford Motor Company	(4,534)
27,000	Halliburton Company	(4,337)
36,500	Twitter, Inc.	(4,303)
31,750	Yahoo!, Inc.	(4,277)
		$(43,660)

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$656,608,348	$379,541	$—	$656,987,889
Exchange-Trade Funds	35,061,059	—	—	35,061,059
Short-Term Investments:
Repurchase Agreements	—	7,049,782	—	7,049,782
Investments in Derivatives:
Options Written	(2,946,062)	(54,804)	—	(3,000,866)
Total	$688,723,345	$7,374,519	$—	$696,097,864

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark- to market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments ( excluding investments in derivatives) was $367,992,971.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$335,299,195
Depreciation	(4,193,436)
Net unrealized appreciation (depreciation) of investments	$331,105,759

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Nasdaq 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015